Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents Text Block Abstract
Schedule of cash and cash equivalents
Cash in hand	12,141	3,195
Balances in current accounts	12,325,931	15,877,796
	12,338,072	15,880,991

The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	1,015,899	1,452,316
Restricted bank balance	2,822,173	5,928,675
	3,838,072	7,380,991

Cash in hand	18,839	3,195
Balances in current accounts	16,741,142	15,877,796
	16,759,981	15,880,991

The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	940,925	940,925
Restricted bank balance	7,319,056	5,928,675
	8,259,981	7,380,991

Cash in hand	3,195	5,026
Balances in current accounts	15,877,796	47,884,909
	15,880,991	47,889,935
The above consist of the following:
Non-current
Restricted bank balance	8,500,000	8,500,000
	8,500,000	8,500,000
Current
Cash and Cash Equivalents	1,452,316	20,989,970
Restricted bank balance	5,928,675	18,399,965
	7,380,991	39,389,935

Cash in hand	5,026	1,960
Balances in current accounts	47,884,909	19,828,811
	47,889,935	19,830,771
The above consist of the following:
Non-current.	8,500,000	Nil
Restricted bank balance	8,500,000	Nil

Current
Cash and Cash Equivalents	20,989,970	19,830,771
Restricted bank balance	18,399,965	Nil
	39,389,935	19,830,771

Cash in hand	1,960	5,013
Balances in current accounts	19,828,811	32,338
	19,830,771	37,351

Cash in hand	5,013	2,273
Balance in local currency account	32,338	Nil
	37,351	2,273